Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 0.93% (A), 05/25/2034	$ 260,763	$ 259,555
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.30% (A), 05/15/2037 (B)	700,000	692,557
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.34% (A), 04/25/2026 (B)	137,470	137,363
Barings BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 1.30% (A), 04/15/2027 (B)	299,138	297,487
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.21% (A), 07/17/2028 (B)	888,381	880,689
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 1.42% (A), 01/16/2026 (B)	123,459	123,431
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.18% (A), 10/15/2027 (B)	1,257,904	1,250,093
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.81% (A), 07/25/2035	344,177	341,894
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.03% (A), 03/25/2035	81,531	81,537
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.12% (A), 01/16/2026 (B)	147,061	146,368
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,225,433
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.21% (A), 06/25/2035	400,000	394,156
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.32% (A), 01/21/2028 (B)	494,900	491,791

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.36% (A), 10/22/2025 (B)	$ 254,340	$ 253,645
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.41% (A), 06/25/2037	980,022	967,644
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	768,056	781,586
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.28% (A), 05/15/2036 (B)	700,000	687,588
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 1.18% (A), 04/15/2028 (B)	1,493,505	1,475,727
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.97% (A), 10/25/2034	354,743	348,212
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.08% (A), 10/15/2026 (B)	354,201	352,113
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.85% (A), 12/26/2031 (B)	23,149	22,668
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.18% (A), 11/15/2026 (B)	414,006	412,252
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.10% (A), 11/25/2065 (B)	381,930	381,068
RAMP Trust
Series 2005-EFC4, Class M3,
1-Month LIBOR + 0.48%, 0.63% (A), 09/25/2035	97,463	97,235
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.37% (A), 02/25/2037	300,000	278,098
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 0.60% (A), 11/25/2037	500,000	481,109
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.60% (A), 02/17/2032 (B)	970,831	974,556
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.15% (A), 05/25/2058 (B)	357,897	357,897
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	282,436	287,250

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.29% (A), 08/28/2029 (B)	$ 1,300,000	$ 1,280,049
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.43% (A), 04/15/2028 (B)	641,039	636,701

Total Asset-Backed Securities (Cost $17,350,805)		17,397,752

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 0.77% (A) (C), 10/26/2020	800,000	800,000

Total Certificate of Deposit (Cost $800,000)		800,000

CORPORATE DEBT SECURITIES - 28.7%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	280,836
3.95%, 06/15/2023	200,000	177,500
Textron, Inc.
2.45%, 03/15/2031	330,000	327,916

		786,252

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	508,092	474,718
3.25%, 04/15/2030	169,332	132,208
3.50%, 08/15/2033	96,523	79,809
4.00%, 01/15/2027	54,475	45,280
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	293,589	244,012
3.80%, 03/20/2033 (B)	354,390	341,388
JetBlue Pass-Through Trust
4.00%, 05/15/2034	300,000	310,416
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,584,571	1,402,432
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	546,558
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	173,501	140,306
United Airlines Pass-Through Trust
2.88%, 04/07/2030	781,061	741,854
3.10%, 04/07/2030	781,061	657,914

		5,116,895

Banks - 5.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	760,304
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	198,807
Banco Santander SA
3.49%, 05/28/2030 (D)	200,000	218,080
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,512,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	$ 700,000	$ 756,408
Barclays PLC
Fixed until 04/02/2024, 3.38% (A), 04/02/2025, MTN (E)	EUR 200,000	254,429
3.65%, 03/16/2025	$ 1,200,000	1,294,300
4.34%, 01/10/2028	600,000	668,136
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	500,000	523,244
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,300,000	1,439,242
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,353,969
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,534,205
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	199,530
HSBC Holdings PLC
Fixed until 06/04/2030, 2.85% (A), 06/04/2031	1,300,000	1,346,021
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	464,063
4.55%, 08/16/2028	1,400,000	1,650,320
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	707,564
3-Month LIBOR + 1.88%, 2.13% (A), 03/01/2021	538,000	542,003
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.25% (A), 09/11/2024	600,000	606,331
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	697,897
Fixed until 08/15/2021 (F), 8.63% (A)	1,000,000	1,025,000
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	534,701
Santander UK Group Holdings PLC
3.13%, 01/08/2021	200,000	201,421
Fixed until 11/03/2027, 3.82% (A), 11/03/2028	200,000	221,958
Stichting AK Rabobank Certificaten
Zero Coupon, 12/29/2049 (E) (F)	EUR 700,000	976,252
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	1,014,716
2.14%, 09/23/2030	400,000	394,141
SVB Financial Group
3.13%, 06/05/2030	600,000	668,056
Truist Financial Corp.
Fixed until 03/01/2030 (F), 5.10% (A)	1,000,000	1,080,950
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	636,731
7.83%, 12/04/2023 (B)	700,000	819,543
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	700,000	726,860
3.00%, 02/19/2025, MTN	500,000	540,770
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	500,000	545,665
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,405,045

		33,519,352

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.3%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	$ 100,000	$ 111,695
4.70%, 05/15/2028 (B)	300,000	348,638
5.15%, 05/15/2038 (B)	100,000	121,950
Pernod Ricard SA
5.75%, 04/07/2021 (B)	150,000	154,067
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	700,000	732,288

		1,468,638

Biotechnology - 0.2%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	500,000	529,752
Amgen, Inc.
4.40%, 05/01/2045	500,000	619,447

		1,149,199

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	869,524
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	158,953
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	600,000	615,159

		1,643,636

Capital Markets - 1.3%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	600,000	612,750
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (F)	300,000	307,564
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	3,198,620
Deutsche Bank AG
3-Month LIBOR + 1.29%, 1.54% (A), 02/04/2021	900,000	900,986
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	200,000	202,088
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	300,000	318,972
4.25%, 10/14/2021	100,000	102,942
Lazard Group LLC
3.75%, 02/13/2025	81,000	87,801
4.38%, 03/11/2029	100,000	114,790
Moody’s Corp.
5.25%, 07/15/2044	100,000	137,063
Nomura Holdings, Inc.
2.65%, 01/16/2025	400,000	421,236
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	911,266

		7,316,078

Chemicals - 0.4%
Huntsman International LLC
4.50%, 05/01/2029	400,000	449,946
5.13%, 11/15/2022	200,000	215,060
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	288,750
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,826
4.44%, 04/24/2023 (B)	200,000	211,228
5.18%, 04/24/2028 (B)	400,000	440,481

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Yara International ASA
3.15%, 06/04/2030 (B)	$ 500,000	$ 535,044

		2,242,335

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	518,750
RELX Capital, Inc.
4.00%, 03/18/2029	600,000	704,143

		1,222,893

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	500,000	510,305
SBA Tower Trust
1.88%, 07/15/2050 (B)	300,000	306,663

		816,968

Consumer Finance - 0.4%
Ally Financial, Inc.
4.63%, 03/30/2025	100,000	109,845
Discover Financial Services
4.50%, 01/30/2026	300,000	342,279
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	600,000	606,085
OneMain Finance Corp.
8.88%, 06/01/2025	400,000	443,000
Synchrony Financial
5.15%, 03/19/2029	100,000	115,599
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (B)	500,000	518,325

		2,135,133

Containers & Packaging - 0.2%
Bemis Co., Inc.
2.63%, 06/19/2030	500,000	532,984
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	300,000	310,643

		843,627

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,612,341
Yale University
1.48%, 04/15/2030	300,000	303,579

		3,915,920

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,597,773
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	72,238	64,666
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	300,000	307,500
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	1,200,000	1,288,691
Helios Leasing I LLC
1.56%, 09/28/2024	71,103	72,830
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	619,210
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B) (D)	700,000	720,470

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B) (D)	$ 500,000	$ 506,250
Tagua Leasing LLC
1.58%, 11/16/2024	75,532	77,245

		5,254,635

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
2.25%, 02/01/2032	200,000	200,040
3.65%, 06/01/2051	500,000	504,325
4.30%, 02/15/2030	61,000	72,305
4.35%, 03/01/2029	800,000	941,686
Bell Canada, Inc.
4.30%, 07/29/2049	300,000	371,125
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	216,478

		2,305,959

Electric Utilities - 2.6%
AEP Texas, Inc.
3.95%, 06/01/2028	800,000	924,608
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	196,821
Avangrid, Inc.
3.80%, 06/01/2029	700,000	810,000
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	500,000	501,500
Duke Energy Corp.
2.45%, 06/01/2030	600,000	632,667
Edison International
3.55%, 11/15/2024	200,000	210,862
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,000,000	1,060,272
4.63%, 09/14/2025 (B)	200,000	231,176
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	157,599
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,429,664
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	596,273
Interstate Power & Light Co.
2.30%, 06/01/2030	400,000	422,437
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	652,362
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	690,087
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	600,000	622,924
Northern States Power Co.
2.60%, 06/01/2051	100,000	101,525
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	102,688
3.50%, 06/15/2025 (H)	240,000	252,522
4.25%, 08/01/2023 - 03/15/2046	1,000,000	1,007,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	600,000	621,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	206,616
4.00%, 04/01/2047	900,000	965,719
4.05%, 03/15/2042	100,000	107,913
4.65%, 10/01/2043	100,000	115,433

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southwestern Electric Power Co.
6.20%, 03/15/2040	$ 1,000,000	$ 1,375,260
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	400,000	457,849

		14,453,367

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	539,905
Flex, Ltd.
4.75%, 06/15/2025	100,000	112,485
4.88%, 06/15/2029	300,000	344,850

		997,240

Energy Equipment & Services - 0.0% (I)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029	50,000	52,170
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	92,510	84,647

		136,817

Entertainment - 0.1%
Activision Blizzard, Inc.
2.50%, 09/15/2050	200,000	186,369
Walt Disney Co.
2.00%, 09/01/2029	500,000	516,227

		702,596

Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	341,515
4.30%, 01/15/2026	800,000	924,390
4.50%, 07/30/2029	700,000	843,501
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	600,000	607,709
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,550,348
3.50%, 01/31/2023	100,000	106,291
4.00%, 06/01/2025	1,250,000	1,406,178
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.30% (A), 02/01/2022	800,000	790,001
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	446,963
5.25%, 01/15/2023	1,600,000	1,761,341
Equinix, Inc.
2.15%, 07/15/2030	200,000	202,475
2.63%, 11/18/2024	300,000	318,977
Essex Portfolio, LP
4.00%, 03/01/2029	700,000	810,493
Healthpeak Properties, Inc.
2.88%, 01/15/2031	500,000	527,781
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	822,354
Spirit Realty, LP
3.40%, 01/15/2030	100,000	99,425
UDR, Inc.
3.00%, 08/15/2031	400,000	432,821
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	800,000	883,924

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/2029	$ 1,500,000	$ 1,758,809
WP Carey, Inc.
4.60%, 04/01/2024	800,000	886,612

		15,521,908

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	80,759	84,577

Food Products - 0.1%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	257,838
Kraft Heinz Foods Co.
3.95%, 07/15/2025	126,000	136,716

		394,554

Gas Utilities - 0.3%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	500,000	532,005
Southern California Gas Co.
3-Month LIBOR + 0.35%, 0.57% (A), 09/14/2023	300,000	299,880
4.13%, 06/01/2048	900,000	1,123,304

		1,955,189

Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,495,086
Stryker Corp.
1.95%, 06/15/2030	600,000	612,391
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/2022	80,000	82,747
3.55%, 04/01/2025	80,000	88,439

		2,278,663

Health Care Providers & Services - 0.9%
Adventist Health System
2.43%, 09/01/2024	600,000	620,783
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	807,762
CHRISTUS Health
4.34%, 07/01/2028	600,000	698,276
CVS Health Corp.
5.05%, 03/25/2048	700,000	893,486
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	384,589
HCA, Inc.
4.13%, 06/15/2029	200,000	226,210
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	300,000	317,959
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	765,665
UnitedHealth Group, Inc.
2.90%, 05/15/2050	300,000	316,382

		5,031,112

Hotels, Restaurants & Leisure - 0.4%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	414,000
5.38%, 04/15/2026	100,000	110,830
Las Vegas Sands Corp.
2.90%, 06/25/2025	300,000	299,619
McDonald’s Corp.
3.80%, 04/01/2028, MTN	700,000	816,888

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Sands China, Ltd.
4.60%, 08/08/2023	$ 300,000	$ 319,833
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B)	200,000	191,895

		2,153,065

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	400,000	466,867

Insurance - 1.0%
AIA Group, Ltd.
3.20%, 09/16/2040 (B) (D)	500,000	516,315
Fidelity National Financial, Inc.
3.40%, 06/15/2030	700,000	757,105
First American Financial Corp.
4.30%, 02/01/2023	100,000	106,425
4.60%, 11/15/2024	50,000	55,382
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	300,000	350,637
New York Life Global Funding
1.20%, 08/07/2030 (B)	100,000	97,623
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	200,000	245,432
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,609,614
Principal Life Global Funding II
3.00%, 04/18/2026 (B)	500,000	556,308
Protective Life Global Funding
1.74%, 09/21/2030 (B)	600,000	596,587
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	700,000	731,115
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	117,257

		5,739,800

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	200,000	192,413
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B)	300,000	340,989

		533,402

Internet & Direct Marketing Retail - 0.0% (I)
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	51,001

IT Services - 0.0% (I)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	102,655

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	900,000	977,417

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	491,145

Media - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	1,270,500

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	$ 800,000	$ 907,937
4.80%, 03/01/2050	300,000	341,140
Comcast Corp.
4.40%, 08/15/2035	50,000	63,448
4.75%, 03/01/2044	1,600,000	2,108,049
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	300,000	288,687
Discovery Communications LLC
4.00%, 09/15/2055 (B)	608,000	617,306
SES SA
3.60%, 04/04/2023 (B)	200,000	205,002

		5,802,069

Metals & Mining - 0.0% (I)
Newmont Corp.
2.80%, 10/01/2029	100,000	107,696

Multi-Utilities - 0.2%
Black Hills Corp.
2.50%, 06/15/2030	700,000	723,867
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (F), 6.13% (A)	400,000	406,570

		1,130,437

Oil, Gas & Consumable Fuels - 2.3%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	565,313
Boardwalk Pipelines, LP
3.40%, 02/15/2031	600,000	588,093
Diamondback Energy, Inc.
2.88%, 12/01/2024	500,000	506,254
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	400,000	420,516
Energy Transfer Operating, LP
4.75%, 01/15/2026	100,000	106,495
7.50%, 07/01/2038	150,000	177,781
Eni SpA
4.75%, 09/12/2028 (B)	400,000	465,208
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,100,000	1,016,500
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	504,428
MPLX, LP
1.75%, 03/01/2026	700,000	696,846
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	570,000	618,531
ONEOK, Inc.
4.35%, 03/15/2029	1,200,000	1,252,797
Pertamina Persero PT
4.18%, 01/21/2050 (B)	600,000	599,574
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	679,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,925,212
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B) (D)	900,000	1,014,786
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	256,299
Valero Energy Corp.
4.00%, 04/01/2029 (D)	800,000	876,557

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	$ 40,000	$ 42,320
3.70%, 03/15/2028 (B)	700,000	745,169

		13,057,679

Pharmaceuticals - 0.9%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,909,147
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	900,000	1,015,143
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	900,000	898,347
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	500,000	555,962
Zoetis, Inc.
3.90%, 08/20/2028	800,000	949,659

		5,328,258

Professional Services - 0.2%
Block Financial LLC
3.88%, 08/15/2030	600,000	605,015
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	594,795

		1,199,810

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	91,660
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	700,000	687,750
Kansas City Southern
2.88%, 11/15/2029	100,000	106,003
4.95%, 08/15/2045	500,000	557,407
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (B)	100,000	99,095
5.50%, 02/15/2024 (B)	300,000	302,287
Union Pacific Corp.
4.10%, 09/15/2067	300,000	356,939

		2,201,141

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
4.30%, 11/15/2032	700,000	799,674
5.00%, 04/15/2030	400,000	471,839
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	400,000	431,860

		1,703,373

Software - 0.6%
Infor, Inc.
1.75%, 07/15/2025 (B)	700,000	720,148
Microsoft Corp.
2.53%, 06/01/2050	297,000	310,608
4.10%, 02/06/2037	503,000	652,095
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,361,365
VMware, Inc.
4.65%, 05/15/2027	500,000	583,581

		3,627,797

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.90%, 09/12/2027	140,000	156,964
3.35%, 02/09/2027	200,000	228,748

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	$ 100,000	$ 114,690
8.10%, 07/15/2036 (B)	1,100,000	1,446,542
NetApp, Inc.
2.70%, 06/22/2030	500,000	519,653
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	700,000	755,434

		3,222,031

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	500,000	540,647
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	208,973

		749,620

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B) (D)	400,000	422,316

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	350,000	370,054

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	600,000	706,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (B)	600,000	648,750
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	100,000	103,461
Vodafone Group PLC
3.75%, 01/16/2024	500,000	545,849

		2,004,560

Total Corporate Debt Securities (Cost $151,782,115)		162,735,736

FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,857,415

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	600,000	596,700

Indonesia - 0.2%
Indonesia Government International Bond
4.45%, 02/11/2024	1,300,000	1,439,107

Israel - 0.2%
Israel Government International Bond
3.88%, 07/03/2050	500,000	600,000
State of Israel
3.38%, 01/15/2050	400,000	442,990

		1,042,990

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	$ 3,900,000	$ 4,026,775
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,620,566

		6,647,341

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 1,900,000	618,531
5.94%, 02/12/2029 (E)	1,900,000	617,282
8.20%, 08/12/2026 (B)	1,200,000	442,293

		1,678,106

Qatar - 0.9%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 4,100,000	4,141,000
4.50%, 01/20/2022 (E)	700,000	732,592

		4,873,592

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	285,841

Saudi Arabia - 0.0% (I)
Saudi Government International Bond
4.50%, 04/22/2060, MTN (D) (E)	200,000	248,000

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	700,000	777,878

Total Foreign Government Obligations (Cost $18,844,680)		19,446,970

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	1,073,384	1,057,481

Total Loan Assignment (Cost $1,058,831)		1,057,481

MORTGAGE-BACKED SECURITIES - 3.4%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	568,385	570,406
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 04/15/2036 (B)	700,000	673,515
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.20% (A), 09/15/2036 (B)	259,505	256,102
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 0.59% (A), 07/25/2035	559	559

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.43% (A), 05/25/2037	$ 505,876	$ 470,944
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 0.75% (A), 05/25/2035	42,657	35,585
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1,
3.26% (A), 04/25/2066 (B)	268,774	271,825
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	700,000	781,319
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.51%, 08/26/2058 (B)	363,155	365,543
CSMC Trust
Series 2019-RPL9, Class A1,
3.05% (A), 10/27/2059 (B)	289,127	290,720
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,715,513
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.22% (A), 12/10/2044 (E)	GBP 142,131	181,605
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.57% (A), 07/19/2035	$ 82,536	69,236
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	959,921
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	989,121	1,082,495
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.83% (A), 04/25/2028	278,858	271,041
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	508,204	531,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,733,067
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.11% (A), 12/15/2048	1,719,139	29,370
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.67% (A), 05/25/2035	56,253	56,589
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	1,101,627
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	801,771	843,180
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	463,003	489,347

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.24% (A), 06/10/2043 (E)	GBP 161,837	$ 207,724
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 0.39% (A), 03/25/2035	$ 362,406	332,484
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	GBP 1,524,924	1,972,399
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 343,597	364,010
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.26% (A), 06/10/2059 (E)	GBP 578,198	711,235
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.81% (A), 06/10/2059 (E)	124,089	145,307
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.41% (A), 06/10/2059 (E)	148,773	182,601
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.61% (A), 06/10/2059 (E)	116,750	137,696
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.18% (A), 08/25/2046	$ 649,903	605,410
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,645,623

Total Mortgage-Backed Securities (Cost $18,545,766)		19,085,949

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	308,800
California Infrastructure & Economic Development Bank, Revenue Bonds,
Fixed until 07/01/2021, 0.45% (A), 01/01/2050 (B)	600,000	600,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	339,346
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	495,726
University of California, Revenue Bonds,
1.61%, 05/15/2030	300,000	300,636

		2,044,508

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 0.2%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	$ 200,000	$ 220,424
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	1,000,000	1,015,350

		1,235,774

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	515,722

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	345,000	352,349

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	370,000	373,304

New York - 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4,
2.01%, 05/01/2025	400,000	421,832
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	500,000	504,980
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	700,000	895,405

		1,822,217

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	600,000	755,490

Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.90% (A), 12/26/2031	37,822	37,177

West Virginia - 0.0% (I)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	200,000	214,088

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	240,000	254,242

Total Municipal Government Obligations (Cost $7,003,471)		7,604,871

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.9%
Federal Home Loan Mortgage Corp.
0.25%, 08/24/2023 (D)	$ 11,400,000	$ 11,407,730
4.50%, 08/01/2048	1,165,712	1,288,359
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 0.83% (A), 02/25/2023	331,891	331,288
3.34% (A), 04/25/2028	1,700,000	1,925,044
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.51% (A), 01/15/2038	908,130	907,503
1-Month LIBOR + 0.40%, 0.55% (A), 02/15/2041 - 09/15/2045	814,645	820,914
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
3.12% (A), 01/15/2038	908,130	51,487
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.74% (A), 09/15/2043	1,204,150	253,994
Federal National Mortgage Association
0.88%, 08/05/2030	3,900,000	3,850,830
3.50%, 06/01/2045	203,847	217,247
3.79%, 01/01/2029	800,000	924,575
4.00%, 09/01/2050	5,999,372	6,398,106
4.50%, 04/01/2028 - 10/01/2041	361,595	403,227
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.70% (A), 02/25/2041	252,239	253,332
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	539,762	36,672
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.95% (A), 05/20/2066 - 06/20/2066	3,504,681	3,549,550
3.50%, TBA (M)	3,800,000	4,006,253
Uniform Mortgage-Backed Security
1.50%, TBA (M)	2,200,000	2,248,330
2.00%, TBA (M)	3,800,000	3,915,129
2.50%, TBA (M)	400,000	418,322
3.00%, TBA (M)	14,700,000	15,401,982
3.50%, TBA (M)	25,200,000	26,599,039
4.00%, TBA (M)	41,800,000	44,627,215

Total U.S. Government Agency Obligations (Cost $129,423,230)		129,836,128

U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury - 23.7%
U.S. Treasury Bond
1.38%, 08/15/2050 (N)	4,200,000	4,121,906
2.00%, 02/15/2050 (M) (N)	33,260,000	37,734,509
2.25%, 08/15/2049 (N)	1,120,000	1,335,819
2.88%, 11/15/2046 (N)	1,598,000	2,116,851
3.00%, 11/15/2044 - 08/15/2048 (N)	4,940,000	6,697,981
3.00%, 11/15/2045	70,000	94,240
3.13%, 11/15/2041 (M) (N)	3,320,000	4,493,801
3.13%, 08/15/2044 - 05/15/2048 (N)	4,560,000	6,293,716
4.25%, 05/15/2039 - 11/15/2040 (N)	8,470,000	13,074,364
4.38%, 05/15/2040 - 05/15/2041 (N)	4,720,000	7,478,943
4.50%, 08/15/2039 (N)	15,300,000	24,224,801

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.38%, 05/31/2021 (N) (O)	$ 740,000	$ 746,244
1.75%, 12/31/2026	300,000	325,219
1.88%, 03/31/2022 (N)	18,100,000	18,573,004
2.00%, 06/30/2024	700,000	747,195
2.00%, 11/15/2026 (N)	2,600,000	2,854,414
2.13%, 03/31/2024 (P)	600,000	640,641
U.S. Treasury Strip Principal, Principal Only STRIPS
Zero Coupon, 05/15/2050	4,700,000	3,012,605

		134,566,253

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	745,654	758,878
0.50%, 01/15/2028 (N)	3,234,739	3,631,121

		4,389,999

Total U.S. Government Obligations (Cost $129,599,613)		138,956,252

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 36.1%
U.S. Cash Management Bill
0.12% (C), 02/09/2021 (D)	50,000,000	49,978,167
0.12% (C), 02/09/2021	5,000,000	4,997,816
U.S. Treasury Bill
0.10% (C), 11/03/2020	55,000,000	54,994,958
0.11% (C), 12/10/2020	26,200,000	26,194,269
0.12% (C), 12/10/2020 - 01/14/2021	40,000,000	39,987,668
0.12% (C), 01/07/2021 (D) (P)	28,500,000	28,490,690

Total Short-Term U.S. Government Obligations (Cost $204,643,568)		204,643,568

	Shares	Value
OTHER INVESTMENT COMPANY - 3.6%
Securities Lending Collateral - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	20,220,974	20,220,974

Total Other Investment Company (Cost $20,220,974)		20,220,974

	Principal	Value
REPURCHASE AGREEMENTS - 9.6%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2020, to be repurchased at $6,788,567 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.75%, due 07/15/2022, and with a value of $6,924,440.

	$ 6,788,567	$ 6,788,567
RBC Capital Markets LLC, 0.10% (C), dated 09/30/2020, to be repurchased at $47,400,132 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $48,427,273.	47,400,000	47,400,000

Total Repurchase Agreements (Cost $54,188,567)		54,188,567

Total Investments Excluding Options Purchased (Cost $753,461,620)		775,974,248
Total Options Purchased - 0.8% (Cost $7,220,069)		4,502,820

Total Investments (Cost $760,681,689)		780,477,068
Net Other Assets (Liabilities) - (37.8)%		(214,272,327)

Net Assets - 100.0%		$ 566,204,741

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (10.8)% (Q)

Bank of Nova Scotia, 0.17% (C), dated 08/13/2020, to be repurchased at $(24,716,618) on 10/13/2020. Collateralized by U.S. Government Obligations, 0.09% - 4.50%, due 01/07/2021 - 08/15/2039, and with a total value of $ (24,624,443).

	$ (24,709,500)	$ (24,715,217)
BofA Securities, Inc., 0.14% (C), dated 09/29/2020, to be repurchased at $(4,163,282) on 10/01/2020. Collateralized by U.S. Government Obligations, 1.38% - 2.75%, due 08/15/2047 - 08/15/2050, and with a total value of $(4,072,900).	(4,163,250)	(4,163,282)
BofA Securities, Inc., 0.17% (C), dated 09/17/2020, to be repurchased at $(15,159,627) on 10/01/2020. Collateralized by U.S. Government Obligations, 2.75% - 4.38%, due 05/15/2039 - 08/15/2047, and with a total value of $(14,916,788).	(15,158,625)	(15,159,627)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

Deutsche Bank Securities, Inc., 0.15% (C), dated 09/28/2020, to be repurchased at $(16,456,980) on 10/05/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022 and with a value of $(16,317,573).

	$ (16,456,500)	$ (16,456,706)
JPMorgan Securities LLC, 0.17% (C), dated 09/09/2020, to be repurchased at $(785,733) on 10/08/2020. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $(785,683).	(785,625)	(785,707)

Total Reverse Repurchase Agreements	$ (61,273,500)	$ (61,280,539)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,650.00	06/18/2021	USD	152,343,900	453	$7,220,069	$4,502,820

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 34	BOA	Pay	0.90%	10/21/2020	USD	6,300,000	$(6,300)	$(14,300)
Put - North America Investment Grade Index - Series 34	BNP	Pay	0.95	11/18/2020	USD	9,100,000	(10,920)	(30,908)
Put - North America Investment Grade Index - Series 34	BOA	Pay	1.00	11/18/2020	USD	6,300,000	(10,710)	(17,905)
Put - North America Investment Grade Index - Series 34	GSB	Pay	1.00	12/16/2020	USD	5,800,000	(11,623)	(24,211)
Put - North America Investment Grade Index - Series 34	DUB	Pay	1.00	12/16/2020	USD	7,200,000	(11,100)	(30,056)
Put - North America Investment Grade Index - Series 34	DUB	Pay	1.05	11/18/2020	USD	5,900,000	(6,785)	(14,109)

Total							$(57,438)	$(131,489)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(57,438)	$(131,489)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 34	1.00%	Quarterly	12/20/2025	USD	300,000	$(18,965)	$(20,418)	$1,453
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	23,000,000	(196,272)	(148,447)	(47,825)

Total						$(215,237)	$(168,865)	$(46,372)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$8,449	$4	$8,445
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	33,041	1,756	31,285
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	12/15/2030	EUR	4,900,000	275,160	195,765	79,395

Total							$316,650	$197,525	$119,125

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$26,798	$(131,650)	$158,448
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,700,000	13,610	(96,714)	110,324

Total							$40,408	$(228,364)	$268,772

									Value
OTC Swap Agreements, at value (Assets)									$40,408

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	156	12/21/2020	$21,709,800	$21,766,875	$57,075	$—
E-Mini Russell 2000® Index	376	12/18/2020	28,398,567	28,282,720	—	(115,847)
Euro-BTP Italy Government Bond	47	12/08/2020	8,003,395	8,132,417	129,022	—
MSCI EAFE Index	609	12/18/2020	58,176,138	56,429,940	—	(1,746,198)
S&P 500® E-Mini Index	917	12/18/2020	154,022,488	153,689,200	—	(333,288)

Total					$186,097	$(2,195,333)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(322)	12/31/2020	$(40,524,467)	$(40,582,063)	$—	$(57,596)
10-Year U.S. Treasury Ultra Note	(75)	12/21/2020	(12,010,729)	(11,994,141)	16,588	—
30-Year U.S. Treasury Bond	(112)	12/21/2020	(19,767,930)	(19,743,500)	24,430	—
Euro OAT	(34)	12/08/2020	(6,689,210)	(6,718,958)	—	(29,748)
German Euro Bund	(54)	12/08/2020	(10,994,422)	(11,049,260)	—	(54,838)
U.K. Gilt	(29)	12/29/2020	(5,078,436)	(5,093,254)	—	(14,818)
U.S. Treasury Ultra Bond	(129)	12/21/2020	(29,060,738)	(28,613,812)	446,926	—

Total					$487,944	$(157,000)

Total Futures Contracts					$674,041	$(2,352,333)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/02/2020	EUR	1,263,000	USD	1,512,812	$—	$(31,946)
BNP	10/16/2020	USD	16,979	RUB	1,212,352	1,403	—
BOA	11/17/2020	JPY	147,164,365	USD	1,379,693	16,431	—
CITI	10/01/2020	USD	39,637	DKK	261,985	—	(1,622)
CITI	10/02/2020	USD	4,063,046	GBP	3,072,000	99,058	—
CITI	10/06/2020	USD	1,662,803	PEN	5,892,641	27,632	—
GSB	10/16/2020	USD	11,825	RUB	853,177	864	—
GSB	10/21/2020	USD	245,510	MXN	5,244,000	8,957	—
GSB	10/21/2020	MXN	5,244,000	USD	242,406	—	(5,853)
GSB	12/09/2020	MXN	10,464,000	USD	473,270	—	(3,838)
GSB	03/10/2021	MXN	5,244,000	USD	241,602	—	(8,846)
HSBC	10/02/2020	GBP	2,943,000	USD	3,799,880	—	(2,348)
HSBC	10/06/2020	PEN	5,892,641	USD	1,646,219	—	(11,048)
HSBC	11/03/2020	USD	3,355,674	GBP	2,608,000	—	(10,148)
HSBC	11/17/2020	JPY	154,300,000	USD	1,455,291	8,527	—
HSBC	11/30/2020	USD	1,644,244	PEN	5,892,641	9,307	—
HSBC	12/01/2020	USD	140,910	DKK	895,000	—	(193)
JPM	10/01/2020	USD	15,562	DKK	102,531	—	(586)
MSCS	10/01/2020	USD	80,224	DKK	530,484	—	(3,320)

Total						$172,179	$(79,748)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (V)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$17,397,752	$—	$17,397,752
Certificate of Deposit	—	800,000	—	800,000
Corporate Debt Securities	—	162,735,736	—	162,735,736
Foreign Government Obligations	—	19,446,970	—	19,446,970
Loan Assignment	—	—	1,057,481	1,057,481
Mortgage-Backed Securities	—	19,085,949	—	19,085,949
Municipal Government Obligations	—	7,604,871	—	7,604,871
U.S. Government Agency Obligations	—	129,836,128	—	129,836,128
U.S. Government Obligations	—	138,956,252	—	138,956,252
Short-Term U.S. Government Obligations	—	204,643,568	—	204,643,568
Other Investment Company	20,220,974	—	—	20,220,974
Repurchase Agreements	—	54,188,567	—	54,188,567
Exchange-Traded Options Purchased	4,502,820	—	—	4,502,820

Total Investments	$24,723,794	$754,695,793	$1,057,481	$780,477,068

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$316,650	$—	$316,650
Over-the-Counter Credit Default Swap Agreements	—	40,408	—	40,408
Futures Contracts (W)	674,041	—	—	674,041
Forward Foreign Currency Contracts (W)	—	172,179	—	172,179

Total Other Financial Instruments	$674,041	$529,237	$—	$1,203,278

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(61,280,539)	$—	$(61,280,539)
Over-the-Counter Credit Default Swaptions Written	—	(131,489)	—	(131,489)
Centrally Cleared Credit Default Swap Agreements	—	(215,237)	—	(215,237)
Futures Contracts (W)	(2,352,333)	—	—	(2,352,333)
Forward Foreign Currency Contracts (W)	—	(79,748)	—	(79,748)

Total Other Financial Instruments	$(2,352,333)	$(61,707,013)	$—	$(64,059,346)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $91,960,623, representing 16.2% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,223,689, collateralized by cash collateral of $20,220,974 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,720,775. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $9,040,886, representing 1.6% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2020; the maturity date disclosed is the ultimate maturity date.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2020, the value of this security is $252,522, representing less than 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fixed rate loan commitment at September 30, 2020.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2020, the total value of securities is $2,139,976, representing 0.4% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended September 30, 2020 was $9,955,904 at a weighted average interest rate of 0.10%.
(O)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $92,776.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $15,119,909.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2020 was $119,034,770 at a weighted average interest rate of 0.85%.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(V)	Level 3 securities were not considered significant to the Portfolio.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Certificate of Deposit: A certificate of deposit is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 17